Material License Agreements - Additional Information (Detail) - License Agreements $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Almirall
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date	Dec. 31, 2015
Agreement amended date	Mar. 31, 2018
CSL Limited
Disclosure Of Transactions Between Related Parties [Line Items]
First Payment	$ 30
Regulatory milestones linked payments estimated	95
Sales mile stones linked payments estimated	655
Milestone payment	$ 1
Top of Range [Member] | CSL Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue	10.00%